EQUITY (Details Narrative) - USD ($)														12 Months Ended
	Sep. 05, 2025	Aug. 11, 2025	Dec. 02, 2024	Oct. 23, 2024	Feb. 21, 2024	Dec. 23, 2022	Dec. 12, 2022	Jun. 23, 2022	Mar. 31, 2022	Nov. 23, 2021	Dec. 17, 2020	Nov. 27, 2019	Nov. 15, 2019	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019	Nov. 27, 2024	Nov. 27, 2023	Dec. 04, 2018
Ordinary shares authorized																						50,000
Ordinary shares, shares issued														156,434		31,682						50,000
Common stock par value														$ 0		$ 0						$ 1.00
Number of shares issued													16,666
Total consideration													$ 16,666	$ 7,701,223
Share price per share													$ 1.00
Number of ordinary shares issued													66,666
Ordinary shares, shares outstanding														156,434		31,682
Ordinary shares, par value														$ 0		$ 0
Additional paid-in capital														$ 101,235,450		$ 92,707,344
Additional paid-in capital contributed														7,701,223		47,748,628	$ 5,944,299
Shares-based compensation granted to employees														$ 826,883		442,883
2022 Plan [Member] | Maximum [Member]
Number of shares issued under plan									4,945,313
Common Stock [Member]
Ordinary shares, shares issued																					35
Common stock par value					$ 1.01
Number of shares issued	12,000,000	475,220			438,498									120,000	[1]
Total consideration
Shares price	$ 0.80	$ 1.72
Ordinary shares, shares outstanding																					35
Shares-based compensation granted to employees
Shares Purchase Agreement [Member] | Anxin Jieda Co Limited [Member] | Common Stock [Member]
Number of shares issued										7,968,755
Share Consideration paid, percentage																		50.00%	50.00%
Shares Purchase Agreement [Member] | Boxinrui International Holdings Limited [Member]
Ownership percentage										100.00%
Shares Purchase Agreement [Member] | Beijing Anxin Jieda Logistics Co., Ltd. [Member]
Ownership percentage										100.00%
Stock Purchase Agreement [Member] | Common Stock [Member]
Common stock par value																					$ 0
Stock Purchase Agreement [Member] | Yundian BVI [Member] | Common Stock [Member]
Common stock par value									$ 0
Number of shares issued									9,000,000
Total consideration									$ 8,100,000
Shares price									$ 0.9
Stock Purchase Agreement [Member] | Mahao BVI [Member] | Common Stock [Member]
Common stock par value								$ 0
Number of shares issued								10,000,000
Total consideration								$ 6,000,000
Shares price								$ 0.6
Stock Purchase Agreement [Member] | Yuanxing BVI [Member] | Common Stock [Member]
Number of shares issued						12,000,000	12,000,000
Total consideration						$ 9,600,000	$ 9,600,000
Shares price						$ 0.8	$ 0.8
Stock Purchase Agreement [Member] | Yundian BVI [Member]
Ownership percentage									100.00%
Stock Purchase Agreement [Member] | Yundian BVI [Member] | Common Stock [Member]
Ownership percentage									100.00%
Stock Purchase Agreement [Member] | Mahao BVI [Member]
Ownership percentage								100.00%
Stock Purchase Agreement [Member] | Mahao BVI [Member] | Common Stock [Member]
Ownership percentage								100.00%
Stock Purchase Agreement [Member] | Yuanxing BVI [Member]
Ownership percentage							100.00%
Stock Purchase Agreement [Member] | Yuanxing BVI [Member] | Common Stock [Member]
Ownership percentage							100.00%
Securities Purchase Agreement [Member] | Common Stock [Member]
Number of shares issued			30,000,000
Shares price																				$ 0.80
IPO [Member]
Number of shares issued											5,000,000
Share price per share											$ 5.00
Proceeds from public offering											$ 25,000,000
Board of Directors [Member]
Ordinary shares authorized												66,666
Common stock par value												$ 1.00
Divided pro-rata shares												20,000,000
Board of Directors [Member] | IPO [Member]
Number of shares issued											5,000,000
Share price per share											$ 5.00
Ordinary shares offered											999,910
Proceeds from public offering											$ 29,999,550
Proceeds from public offering before deduction											26,500,000
Underwriter's fee and expenses											$ 3,500,000
Board of Directors Chairman [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Number of shares issued				30,000,000
Shares price				$ 0.80

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of at a ratio of 1-for-20 effective on April 1, 2025 (Note 11) and 1-for-100 effective on April 6, 2026 (Note 16).